Share Capital and Other Equity Instruments - Schedule of Warrants (Details) (10-K) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant shares outstanding at beginning	3,661,178	303,891	219,510
Warrant shares outstanding, Issued	3,535,519	3,222,331	84,381
Warrant shares outstanding, Forfeited	(851,099)	(274,816)
Warrant shares outstanding at end	6,345,598	3,661,178	303,891
Warrant shares outstanding, Exercisable	6,345,598	3,251,406
Weighted average exercise Price, Outstanding at beginning	$ 1.98	$ 3.02	$ 2.95
Weighted average exercise price, Issued	4.93	1.96	3.21
Weighted average exercise price, Forfeited	4.17	(3.00)
Weighted average exercise price, Outstanding at end	3.33	1.98	$ 3.02
Weighted average exercise price, Exercisable	$ 3.33	$ 1.95
Weighted average remaining life, Outstanding at beginning of the year		1 year 22 days	29 days
Weighted average remaining life, Outstanding at December 31, 2020	4 years 10 months 25 days	4 years 11 months 19 days	1 year 22 days
Weighted average remaining life, Exercisable at December 31, 2020	4 years 10 months 25 days	4 years 11 months 19 days
Intrinsic Value, Outstanding	$ 6,049,152
Intrinsic Value, Exercisable	$ 6,049,152	$ 8,040,545